Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2021	551	22,738	2,067	25,356
Foreign exchange translation adjustment	—	(2,466)	2	(2,464)
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107
Foreign exchange translation adjustment	—	(396)	(94)	(490)
Balance at December 31, 2024	551	21,019	2,047	23,617

Schedule of customer relationship intangible assets

	December 31, 2024			December 31, 2023
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(20,727)	9,058	29,785	(19,297)	10,488
Cayman	16,517	(9,967)	6,550	16,517	(8,865)	7,652
Channel Islands and the UK	97,860	(67,760)	30,100	97,760	(63,746)	34,014
Other	24,923	(4,639)	20,284	24,540	(1,894)	22,646
Total	169,085	(103,093)	65,992	168,602	(93,802)	74,800